UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of September 30, 2010 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS: 98.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 17.4%
CONSUMER DURABLES & APPAREL: 2.5%
Panasonic Corp. ADR(b) (Japan)	28,633,474	$388,842,577
Sony Corp. ADR(b) (Japan)	20,052,850	620,034,122

		1,008,876,699
MEDIA: 11.2%
Comcast Corp., Class A	75,445,997	1,364,063,626
DIRECTV, Class A(a)	1,897,950	79,011,658
DISH Network Corp., Class A(a)	7,997,684	153,235,625
Interpublic Group of Companies, Inc.(a)	18,421,293	184,765,569
Liberty Global, Inc., Series A(a)	764,210	23,545,310
Liberty Global, Inc., Series C(a)	1,301,653	39,778,516
News Corp., Class A	74,403,526	971,710,050
Time Warner Cable, Inc.	11,952,852	645,334,479
Time Warner, Inc.	33,522,732	1,027,471,736

		4,488,916,569
RETAILING: 3.7%
CarMax, Inc.(a)	9,007,200	250,940,592
Home Depot, Inc.	17,791,070	563,621,098
Liberty Interactive, Series A(a)	32,023,375	439,040,471
Macy’s, Inc.	9,489,292	219,107,752

		1,472,709,913

		6,970,503,181
CONSUMER STAPLES: 2.4%
FOOD & STAPLES RETAILING: 2.1%
Wal-Mart Stores, Inc.	8,022,950	429,388,284
Walgreen Co.	12,113,775	405,811,463

		835,199,747
FOOD, BEVERAGE & TOBACCO: 0.3%
Diageo PLC ADR(b) (United Kingdom)	1,650,000	113,866,500

		949,066,247
ENERGY: 9.2%
Baker Hughes, Inc.	13,136,850	559,629,810
Chevron Corp.	8,580,680	695,464,114
Occidental Petroleum Corp.	11,323,100	886,598,730
Royal Dutch Shell PLC ADR(b) (United Kingdom)	2,712,564	159,471,638
Schlumberger, Ltd.	22,352,312	1,377,125,942

		3,678,290,234
FINANCIALS: 15.3%
BANKS: 5.5%
BB&T Corp.	12,462,844	300,105,284
HSBC Holdings PLC ADR(b) (United Kingdom)	5,829,229	294,900,695
SunTrust Banks, Inc.	8,225,565	212,466,344
U.S. Bancorp	8,300,000	179,446,000
Wells Fargo & Co.	48,362,841	1,215,358,194

		2,202,276,517

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 7.7%
Bank of New York Mellon Corp.	26,451,139	$691,168,262
Capital One Financial Corp.(c)	32,243,611	1,275,234,815
Charles Schwab Corp.	24,100,000	334,990,000
Credit Suisse Group AG ADR(b) (Switzerland)	2,167,900	92,265,824
Goldman Sachs Group, Inc.	1,480,000	213,978,400
Legg Mason, Inc.	5,656,700	171,454,577
SLM Corp.(a),(c)	26,185,882	302,446,937

		3,081,538,815
INSURANCE: 2.1%
AEGON NV(a),(b) (Netherlands)	50,208,841	300,750,958
Genworth Financial, Inc., Class A(a)	6,767,660	82,700,805
Loews Corp.	3,608,000	136,743,200
The Travelers Companies, Inc.	5,981,750	311,649,175

		831,844,138

		6,115,659,470
HEALTH CARE: 19.8%
HEALTH CARE EQUIPMENT & SERVICES: 3.1%
Boston Scientific Corp.(a)	69,969,500	428,913,035
CareFusion Corp.(a)	8,284,875	205,796,295
Covidien PLC(b) (Ireland)	5,263,291	211,531,665
Medtronic, Inc.	5,257,800	176,556,924
WellPoint, Inc.(a)	3,724,910	210,978,903

		1,233,776,822
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 16.7%
Amgen, Inc.(a)	18,861,300	1,039,446,243
Gilead Sciences, Inc.(a)	1,740,292	61,971,798
GlaxoSmithKline PLC ADR(b) (United Kingdom)	27,824,300	1,099,616,336
Merck & Co., Inc.	33,405,500	1,229,656,455
Novartis AG ADR(b) (Switzerland)	22,446,300	1,294,478,121
Pfizer, Inc.	60,512,864	1,039,005,875
Sanofi-Aventis ADR(b) (France)	28,592,902	950,713,991

		6,714,888,819

		7,948,665,641
INDUSTRIALS: 7.6%
CAPITAL GOODS: 4.5%
Eaton Corp.	3,082,800	254,300,172
General Electric Co.	78,198,175	1,270,720,343
Tyco International, Ltd.(b) (Switzerland)	8,260,775	303,418,266

		1,828,438,781
COMMERCIAL & PROFESSIONAL SERVICES: 0.7%
Dun & Bradstreet Corp.	843,035	62,502,615
Pitney Bowes, Inc.	10,286,950	219,934,991

		282,437,606

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 2.4%
FedEx Corp.	11,133,599	$951,922,715

		3,062,799,102
INFORMATION TECHNOLOGY: 21.0%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.1%
Maxim Integrated Products, Inc.(c)	23,348,800	432,186,288

SOFTWARE & SERVICES: 7.6%
AOL, Inc(a),(c)	7,655,722	189,479,120
BMC Software, Inc.(a)	8,020,940	324,687,651
Cadence Design Systems, Inc.(a),(c)	23,282,600	177,646,238
Computer Sciences Corp.	6,239,152	287,000,992
Compuware Corp.(a),(c)	22,088,112	188,411,595
EBay, Inc.(a)	27,473,300	670,348,520
Electronic Arts, Inc.(a),(c)	21,261,177	349,321,138
Symantec Corp.(a)	34,200,000	518,814,000
Synopsys, Inc.(a),(c)	14,402,369	356,746,680

		3,062,455,934
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.3%
Hewlett-Packard Co.	42,353,595	1,781,815,742
Molex, Inc.	2,547,600	53,321,268
Molex, Inc., Class A	8,724,330	152,501,288
Motorola, Inc.(a),(c)	128,758,711	1,098,311,805
Nokia Corp. ADR(b) (Finland)	34,508,500	346,120,255
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	28,320,500	310,675,885
Tyco Electronics, Ltd.(b) (Switzerland)	16,189,775	473,065,225
Xerox Corp.(c)	66,842,082	691,815,549

		4,907,627,017

		8,402,269,239
MATERIALS: 2.5%
Cemex SAB de CV ADR(a),(b) (Mexico)	16,751,062	142,384,027
Domtar Corp.	1,470,959	94,994,532
Dow Chemical Co.	25,186,845	691,630,764
Vulcan Materials Co.	2,546,548	94,018,552

		1,023,027,875
TELECOMMUNICATION SERVICES: 3.3%
Sprint Nextel Corp.(a)	131,825,739	610,353,172
Vodafone Group PLC ADR(b) (United Kingdom)	28,500,400	707,094,924

		1,317,448,096

TOTAL COMMON STOCKS (Cost $40,094,207,065)		$39,467,729,085

SHORT-TERM INVESTMENTS: 1.0%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$120,604,851	$120,604,851

REPURCHASE AGREEMENT: 0.7%
Fixed Income Clearing Corporation(d) 0.22%, 10/1/10, maturity value $300,467,836	300,466,000	300,466,000

TOTAL SHORT-TERM INVESTMENTS (Cost $421,070,851)		$421,070,851

TOTAL INVESTMENTS (Cost $40,515,277,916)	99.5%	$39,888,799,936
OTHER ASSETS LESS LIABILITIES	0.5%	189,589,244

NET ASSETS	100.0%	$40,078,389,180

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Fannie Mae 1.71%-2.625%, 1/27/14-11/20/14; Federal Farm Credit Bank 2.375%, 4/28/14; Federal Home Loan Bank 0.00%, 8/15/11; and Freddie Mac 2.50%, 4/23/14. Total collateral value is $306,475,433.

ADR: American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)	$39,467,729,085	$—	$—
Short-term Investments
Money Market Fund	120,604,851	—	—
Repurchase Agreement	—	300,466,000	—

Total	$39,588,333,936	$300,466,000	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2010, the cost of investments for federal income tax purposes was $40,578,120,340. Net unrealized depreciation aggregated $689,320,404, of which $5,425,589,551 represented appreciated securities and $6,114,909,955 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2010. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
AOL, Inc.	6,075,118	1,580,604	—	7,655,722	$—	(b)	$189,479,120
Cadence Design Systems, Inc.	23,282,600	—	—	23,282,600	—	(b)	177,646,238
Capital One Financial Corp.	31,943,611	300,000	—	32,243,611	4,821,542		1,275,234,815
Citrix Systems, Inc.	11,327,022	—	(11,327,022)	—	—	(b)	—
Compuware Corp.	22,088,112	—	—	22,088,112	—	(b)	188,411,595
Electronic Arts, Inc.	11,161,177	10,100,000	—	21,261,177	—	(b)	349,321,138
Maxim Integrated Products, Inc.	23,348,800	—	—	23,348,800	14,242,768		432,186,288
Motorola, Inc.	129,758,711	2,000,000	(3,000,000)	128,758,711	—	(b)	1,098,311,805
SLM Corp.	26,185,882	—	—	26,185,882	—	(b)	302,446,937
Synopsys, Inc.	10,122,369	4,280,000	—	14,402,369	—	(b)	356,746,680
Xerox Corp.	67,997,300	844,782	(2,000,000)	66,842,082	8,692,365		—	(c)

					$27,756,675		$4,369,784,616

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period

Other. For more information please see the Fund’s most recent Prospectus and Semi-Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX GLOBAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS: 94.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.5%
AUTOMOBILES & COMPONENTS: 2.3%
Bayerische Motoren Werke AG (Germany)	192,600	$13,530,406
Yamaha Motor Co., Ltd.(a) (Japan)	1,332,400	19,983,350

		33,513,756
CONSUMER DURABLES & APPAREL: 2.1%
LG Electronics, Inc. (South Korea)	121,800	10,265,604
Panasonic Corp. (Japan)	544,300	7,383,612
Sony Corp. (Japan)	398,000	12,310,502

		29,959,718
MEDIA: 6.0%
Comcast Corp., Class A (United States)	1,055,200	19,078,016
Grupo Televisa SA ADR (Mexico)	253,800	4,801,896
Naspers, Ltd. (South Africa)	653,600	31,937,561
News Corp., Class A (United States)	467,445	6,104,832
Television Broadcasts, Ltd. (Hong Kong)	957,900	5,440,583
Time Warner Cable, Inc. (United States)	187,971	10,148,554
Time Warner, Inc. (United States)	350,266	10,735,653

		88,247,095
RETAILING: 2.1%
Home Depot, Inc. (United States)	256,200	8,116,416
Liberty Interactive, Series A(a) (United States)	806,557	11,057,896
Macy’s, Inc. (United States)	496,500	11,464,185

		30,638,497

		182,359,066
CONSUMER STAPLES: 3.3%
FOOD & STAPLES RETAILING: 1.1%
Walgreen Co. (United States)	467,800	15,671,300
FOOD, BEVERAGE & TOBACCO: 2.2%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	1,422,600	22,213,040
Diageo PLC ADR (United Kingdom)	144,000	9,937,440

		32,150,480

		47,821,780
ENERGY: 4.9%
Baker Hughes, Inc. (United States)	247,387	10,538,686
Chevron Corp. (United States)	99,100	8,032,055
OAO Lukoil ADR (Russia)	150,600	8,559,366
Occidental Petroleum Corp. (United States)	155,425	12,169,778
Royal Dutch Shell PLC ADR (United Kingdom)	137,400	8,285,220
Schlumberger, Ltd. (United States)	381,800	23,522,698

		71,107,803
FINANCIALS: 23.3%
BANKS: 10.8%
Bangkok Bank PCL NVDR (Thailand)	1,505,300	7,727,040
Bank of Yokohama, Ltd. (Japan)	1,306,200	6,113,644

	SHARES	VALUE
Barclays PLC (United Kingdom)	4,504,700	$21,153,029
BB&T Corp. (United States)	546,700	13,164,536
HSBC Holdings PLC (United Kingdom)	1,572,207	15,921,806
ICICI Bank, Ltd. ADR (India)	222,400	11,086,640
Kasikornbank PCL Foreign (Thailand)	2,830,600	11,549,659
Standard Bank Group, Ltd. (South Africa)	176,600	2,810,234
Standard Chartered PLC (United Kingdom)	549,999	15,804,422
SunTrust Banks, Inc. (United States)	333,795	8,621,925
Unicredit SPA (Italy)	7,682,333	19,672,648
Wells Fargo & Co. (United States)	991,773	24,923,255

		158,548,838
DIVERSIFIED FINANCIALS: 8.2%
Bank of New York Mellon Corp. (United States)	1,095,300	28,620,189
Capital One Financial Corp. (United States)	656,900	25,980,395
Charles Schwab Corp. (United States)	885,600	12,309,840
Credit Suisse Group AG (Switzerland)	362,700	15,533,696
Goldman Sachs Group, Inc. (United States)	108,500	15,686,930
Haci Omer Sabanci Holding AS (Turkey)	2,245,088	11,622,341
Legg Mason, Inc. (United States)	345,000	10,456,950

		120,210,341
INSURANCE: 3.8%
AEGON NV(a) (Netherlands)	3,514,974	21,081,478
Dai-ichi Life Insurance Co., Ltd. (Japan)	5,000	6,038,292
Swiss Life Holding AG (Switzerland)	62,000	7,052,798
Swiss Reinsurance Co., Ltd. (Switzerland)	480,100	21,025,995

		55,198,563
REAL ESTATE: 0.5%
Hang Lung Group, Ltd. (Hong Kong)	1,127,500	7,360,566

		341,318,308
HEALTH CARE: 17.4%
HEALTH CARE EQUIPMENT & SERVICES: 2.0%
Boston Scientific Corp.(a) (United States)	1,864,100	11,426,933
Covidien PLC (Ireland)	257,800	10,360,982
Medtronic, Inc. (United States)	221,200	7,427,896

		29,215,811
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 15.4%
Amgen, Inc.(a) (United States)	427,300	23,548,503
Bayer AG (Germany)	304,420	21,257,617
Gilead Sciences, Inc.(a) (United States)	200,000	7,122,000
GlaxoSmithKline PLC ADR (United Kingdom)	783,900	30,979,728
Merck & Co., Inc. (United States)	792,200	29,160,882
Novartis AG ADR (Switzerland)	583,600	33,656,212
Pfizer, Inc. (United States)	816,100	14,012,437

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
Roche Holding AG (Switzerland)	219,900	$30,025,202
Sanofi-Aventis (France)	535,000	35,701,371

		225,463,952

		254,679,763
INDUSTRIALS: 8.2%
CAPITAL GOODS: 7.1%
General Electric Co. (United States)	2,153,600	34,996,000
Koninklijke Philips Electronics NV (Netherlands)	296,965	9,360,981
Mitsubishi Electric Corp. (Japan)	1,802,700	15,548,685
Schneider Electric SA (France)	118,689	15,080,492
Tyco International, Ltd. (Switzerland)	510,300	18,743,319
Wienerberger AG(a) (Austria)	624,780	10,285,379

		104,014,856
TRANSPORTATION: 1.1%
FedEx Corp. (United States)	192,200	16,433,100

		120,447,956
INFORMATION TECHNOLOGY: 12.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.0%
Infineon Technologies AG(a) (Germany)	960,408	6,671,340
Maxim Integrated Products, Inc. (United States)	394,000	7,292,940

		13,964,280
SOFTWARE & SERVICES: 4.7%
AOL, Inc.(a) (United States)	553,169	13,690,933
Cadence Design Systems, Inc.(a) (United States)	1,124,000	8,576,120
Compuware Corp.(a) (United States)	291,400	2,485,642
EBay, Inc.(a) (United States)	515,900	12,587,960
Electronic Arts, Inc.(a) (United States)	557,300	9,156,439
Nintendo Co., Ltd. (Japan)	29,800	7,447,443
Symantec Corp.(a) (United States)	594,100	9,012,497
Synopsys, Inc.(a) (United States)	255,100	6,318,827

		69,275,861
TECHNOLOGY, HARDWARE & EQUIPMENT: 6.7%
Hewlett-Packard Co. (United States)	953,400	40,109,538
Nokia Oyj (Finland)	2,768,000	27,834,441
Telefonaktiebolaget LM Ericsson (Sweden)	477,700	5,247,709
Tyco Electronics, Ltd. (Switzerland)	425,900	12,444,798
Xerox Corp. (United States)	1,168,200	12,090,870

		97,727,356

		180,967,497
MATERIALS: 5.6%
Cemex SAB de CV ADR(a) (Mexico)	1,290,056	10,965,476
Domtar Corp. (United States)	437,616	28,261,241
Dow Chemical Co. (United States)	250,000	6,865,000
Lafarge SA (France)	343,908	19,737,227
Lanxess AG (Germany)	134,100	7,360,126
Norsk Hydro ASA (Norway)	1,481,575	8,953,526

		82,142,596

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 6.6%
America Movil SAB de CV, Series L (Mexico)	1,094,600	$2,925,500
MTN Group, Ltd. (South Africa)	672,900	12,159,323
PT Telekomunik Indonesia ADR (Indonesia)	300,500	12,407,645
Telefonica SA ADR (Spain)	325,900	24,165,485
Telekom Austria AG (Austria)	468,900	7,048,750
Vodafone Group PLC ADR (United Kingdom)	1,506,100	37,366,341

		96,073,044

TOTAL COMMON STOCKS (Cost $1,240,710,947)		$1,376,917,813

PREFERRED STOCKS: 2.3%
CONSUMER DISCRETIONARY: 1.0%
MEDIA: 1.0%
Net Servicos de Comunicacao SA(a) (Brazil)	1,158,500	15,131,708

ENERGY: 1.3%
Petroleo Brasileiro SA ADR (Brazil)	276,100	9,061,602
Ultrapar Participacoes SA ADR (Brazil)	147,800	9,045,360

		18,106,962

TOTAL PREFERRED STOCKS (Cost $21,658,493)		$33,238,670

SHORT-TERM INVESTMENTS: 3.3%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$4,392,769	$4,392,769

REPURCHASE AGREEMENT: 3.0%
Fixed Income Clearing Corporation(b) 0.22%, 10/1/10, maturity value $44,094,269	44,094,000	44,094,000

TOTAL SHORT-TERM INVESTMENTS (Cost $48,486,769)		$48,486,769

TOTAL INVESTMENTS (Cost $1,310,856,209)	99.8%	$1,458,643,252
OTHER ASSETS LESS LIABILITIES	0.2%	2,490,866

NET ASSETS	100.0%	$1,461,134,118

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Fannie Mae 1.875%-4.125%, 1/21/14-9/21/15; and Federal Home Loan Bank 0.00%, 8/15/11. Total collateral value is $44,975,904.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustment factors utilizing pricing models. These adjustment factors may be used to systematically value foreign securities at fair value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)
Consumer Discretionary	$81,507,448	$100,851,618	$—
Consumer Staples	25,608,740	22,213,040	—
Energy	62,548,437	8,559,366	—
Financials	150,850,660	190,467,648	—
Health Care	167,695,573	86,984,190	—
Industrials	70,172,419	50,275,537	—
Information Technology	133,766,564	47,200,933	—
Materials	46,091,717	36,050,879	—
Telecommunication Services	76,864,971	19,208,073	—
Preferred Stocks(a)
Consumer Discretionary	15,131,708	—	—
Energy	18,106,962	—	—
Short-term Investments
Money Market Fund	4,392,769	—	—
Repurchase Agreement	—	44,094,000	—

Total	$852,737,968	$605,905,284	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities utilize Level 2 valuation inputs.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2010, the cost of investments for federal income tax purposes was $1,314,126,723. Net unrealized appreciation aggregated $144,516,529, of which $199,855,968 represented appreciated securities and $55,339,439 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Semi-Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INTERNATIONAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS: 93.9%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.1%
AUTOMOBILES & COMPONENTS: 3.5%
Bayerische Motoren Werke AG (Germany)	9,181,400	$645,005,563
Honda Motor Co., Ltd. ADR (Japan)	6,808,400	242,310,956
NGK Spark Plug Co., Ltd.(b) (Japan)	9,407,000	126,150,083
Yamaha Motor Co., Ltd.(a),(b) (Japan)	27,230,000	408,395,833

		1,421,862,435
CONSUMER DURABLES & APPAREL: 3.2%
Consorcio Ara SAB de CV(b) (Mexico)	47,715,600	31,162,537
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	47,305,400	135,440,901
LG Electronics, Inc. (South Korea)	4,397,487	370,631,023
Panasonic Corp. (Japan)	29,543,072	400,761,648
Sony Corp. (Japan)	11,487,600	355,321,928

		1,293,318,037
CONSUMER SERVICES: 0.5%
Accor SA (France)	5,448,568	198,894,707

MEDIA: 6.9%
Grupo Televisa SA ADR(b) (Mexico)	26,480,592	501,012,801
Liberty Global, Inc., Series A(a) (United States)	3,641,805	112,204,012
Liberty Global, Inc., Series C(a) (United States)	3,534,971	108,028,714
Naspers, Ltd.(b) (South Africa)	32,330,895	1,579,819,367
News Corp., Class A (United States)	22,063,092	288,143,981
Television Broadcasts, Ltd.(b) (Hong Kong)	27,299,300	155,051,798

		2,744,260,673

		5,658,335,852
CONSUMER STAPLES: 2.1%
FOOD, BEVERAGE & TOBACCO: 2.0%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	27,006,443	421,689,304
Diageo PLC ADR (United Kingdom)	3,550,000	244,985,500
Tiger Brands, Ltd. (South Africa)	4,072,043	110,547,845

		777,222,649
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Unihair Co., Ltd.(a),(b) (Japan)	3,437,000	45,550,512

		822,773,161
ENERGY: 4.8%
OAO Lukoil ADR (Russia)	7,028,600	399,471,198
Royal Dutch Shell PLC ADR (United Kingdom)	6,718,400	405,119,520
Schlumberger, Ltd. (United States)	13,229,596	815,075,410
Total SA (France)	5,982,000	308,547,802

		1,928,213,930

	SHARES	VALUE
FINANCIALS: 22.7%
BANKS: 15.3%
Banco Santander SA (Spain)	29,000,000	$367,421,679
Bangkok Bank PCL Foreign (Thailand)	33,934,300	180,330,635
Bangkok Bank PCL NVDR (Thailand)	8,490,000	43,581,058
Bank of Yokohama, Ltd. (Japan)	34,969,800	163,675,491
Barclays PLC (United Kingdom)	100,596,985	472,380,166
Erste Group Bank AG (Austria)	4,000,000	160,415,699
Grupo Financiero Banorte SAB de CV (Mexico)	36,528,000	138,556,332
HSBC Holdings PLC (United Kingdom)	90,765,764	919,188,684
ICICI Bank, Ltd. (India)	9,375,668	233,007,080
ICICI Bank, Ltd. ADR (India)	950,000	47,357,500
Kasikornbank PCL Foreign (Thailand)	102,464,127	418,082,983
Kasikornbank PCL NVDR (Thailand)	3,500,000	13,475,114
Mitsubishi UFJ Financial Group (Japan)	46,899,900	218,901,415
Standard Bank Group, Ltd. (South Africa)	44,429,417	707,004,922
Standard Chartered PLC (United Kingdom)	26,559,336	763,192,206
Unicredit SPA (Italy)	295,864,430	757,639,229
Yapi ve Kredi Bankasi AS(a) (Turkey)	150,779,068	520,509,085

		6,124,719,278
DIVERSIFIED FINANCIALS: 3.0%
Credit Suisse Group AG (Switzerland)	14,163,000	606,572,212
Deutsche Boerse AG (Germany)	2,000,000	133,564,540
Haci Omer Sabanci Holding AS (Turkey)	88,189,354	456,537,426

		1,196,674,178
INSURANCE: 3.0%
AEGON NV(a) (Netherlands)	69,728,404	418,204,454
Dai-ichi Life Insurance Co., Ltd. (Japan)	56,182	67,848,663
Swiss Life Holding AG (Switzerland)	1,520,000	172,907,308
Swiss Reinsurance Co., Ltd. (Switzerland)	12,091,868	529,563,756

		1,188,524,181
REAL ESTATE: 1.4%
Hang Lung Group, Ltd. (Hong Kong)	52,357,500	341,801,199
Hang Lung Properties, Ltd. (Hong Kong)	49,179,000	238,894,676

		580,695,875

		9,090,613,512

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
HEALTH CARE: 13.8%
HEALTH CARE EQUIPMENT & SERVICES: 0.8%
Covidien PLC (Ireland)	5,283,672	$212,350,778
Medipal Holdings Corp.(b) (Japan)	8,916,800	113,336,378

		325,687,156
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 13.0%
Adcock Ingram Holdings, Ltd. (South Africa)	6,282,545	57,226,779
Bayer AG (Germany)	15,625,350	1,091,116,592
GlaxoSmithKline PLC ADR (United Kingdom)	28,573,749	1,129,234,561
Novartis AG ADR (Switzerland)	19,720,000	1,137,252,400
Roche Holding AG (Switzerland)	6,340,700	865,760,791
Sanofi-Aventis (France)	13,602,771	907,733,772

		5,188,324,895

		5,514,012,051
INDUSTRIALS: 8.9%
CAPITAL GOODS: 7.6%
Koninklijke Philips Electronics NV (Netherlands)	20,746,580	653,977,219
Mitsubishi Electric Corp. (Japan)	93,917,600	810,059,973
Nexans SA (France)	872,619	63,530,403
Schneider Electric SA (France)	7,821,165	993,748,509
Tyco International, Ltd. (Switzerland)	9,139,020	335,676,205
Wienerberger AG(a),(b) (Austria)	12,335,026	203,064,143

		3,060,056,452
COMMERCIAL & PROFESSIONAL SERVICES: 0.7%
Edenred(a) (France)	5,448,568	107,937,467
Experian PLC (United Kingdom)	14,863,626	161,892,243

		269,829,710
TRANSPORTATION: 0.6%
TNT NV (Netherlands)	8,898,734	239,434,758

		3,569,320,920
INFORMATION TECHNOLOGY: 11.1%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.6%
Infineon Technologies AG(a),(b) (Germany)	94,036,576	653,211,928

SOFTWARE & SERVICES: 0.7%
Nintendo Co., Ltd. (Japan)	1,152,000	287,901,152

TECHNOLOGY, HARDWARE & EQUIPMENT: 8.8%
Alcatel-Lucent(a) (France)	64,519,072	217,981,003
Brother Industries, Ltd.(b) (Japan)	23,001,000	284,764,095
Fujifilm Holdings Corp. (Japan)	8,636,100	286,797,515
Fujitsu, Ltd. (Japan)	85,508,000	601,619,385
Kyocera Corp. (Japan)	6,283,900	596,972,428
Nokia Oyj (Finland)	81,929,200	823,863,249

	SHARES	VALUE
Telefonaktiebolaget LM Ericsson (Sweden)	45,443,000	$499,208,002
Tyco Electronics, Ltd. (Switzerland)	7,007,617	204,762,569

		3,515,968,246

		4,457,081,326
MATERIALS: 7.5%
Akzo Nobel NV (Netherlands)	2,998,485	185,503,772
Alumina, Ltd. (Australia)	4,133,188	7,231,201
Arkema(b) (France)	5,566,687	285,329,543
BHP Billiton PLC (United Kingdom)	18,306,000	584,507,142
Cemex SAB de CV ADR(a) (Mexico)	32,790,117	278,715,995
Lafarge SA(b) (France)	12,774,291	733,129,448
Lanxess AG(b) (Germany)	8,119,784	445,657,181
Linde AG (Germany)	1,786,205	232,998,385
Norsk Hydro ASA (Norway)	42,041,218	254,065,528

		3,007,138,195
TELECOMMUNICATION SERVICES: 8.6%
America Movil SAB de CV, Series L (Mexico)	28,462,400	76,070,485
Bharti Airtel, Ltd. (India)	27,043,387	219,972,670
Millicom International Cellular SA (Luxembourg)	2,787,494	267,460,049
MTN Group, Ltd. (South Africa)	25,260,300	456,454,369
PT Telekomunik Indonesia ADR (Indonesia)	10,768,047	444,612,661
Telefonica SA ADR (Spain)	7,277,400	539,619,210
Telekom Austria AG (Austria)	8,326,827	125,173,219
Vodafone Group PLC ADR (United Kingdom)	52,150,000	1,293,841,500

		3,423,204,163
UTILITIES: 0.3%
CEZ AS (Czech Republic)	3,000,000	134,458,814

TOTAL COMMON STOCKS (Cost $36,812,911,018)		$37,605,151,924

PREFERRED STOCKS: 3.0%
CONSUMER DISCRETIONARY: 0.8%
MEDIA: 0.8%
Net Servicos de Comunicacao SA(a) (Brazil)	25,602,800	334,410,095

ENERGY: 2.0%
Petroleo Brasileiro SA ADR (Brazil)	13,553,100	444,812,742
Ultrapar Participacoes SA ADR (Brazil)	5,914,832	361,987,718

		806,800,460

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

PREFERRED STOCKS (continued)

	SHARES	VALUE
MATERIALS: 0.2%
Duratex SA (Brazil)	6,916,872	$75,014,540

TOTAL PREFERRED STOCKS (Cost $632,013,025)		$1,216,225,095

SHORT-TERM INVESTMENTS: 2.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$118,538,319	$118,538,319
REPURCHASE AGREEMENT: 2.2%
Fixed Income Clearing Corporation(c) 0.22%, 10/1/10, maturity value $886,149,415	886,144,000	886,144,000

SHORT-TERM INVESTMENTS (continued)

	PAR VALUE	VALUE
TOTAL SHORT-TERM INVESTMENTS (Cost $1,004,682,318)		$1,004,682,319

TOTAL INVESTMENTS (Cost $38,449,606,362)	99.4%	$39,826,059,338
OTHER ASSETS LESS LIABILITIES	0.6%	225,130,820

NET ASSETS	100.0%	$40,051,190,158

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)

Repurchase agreement is collateralized by Fannie Mae 2.625%-4.68%, 6/15/11-11/20/14; Federal Farm Credit Bank 2.97%, 5/18/15; Federal Home Loan Bank 2.50%, 4/6/15; Freddie Mac 0.00%-4.375%, 6/1/11-8/4/15. Total collateral value is $903,871,679.

ADR: American Depositary Receipt

NVDR: Non-Voting Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustment factors utilizing pricing models. These adjustment factors may be used to systematically value foreign securities at fair value. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2010:

Security Classification	LEVEL 1 (Quoted Prices)	LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Common Stocks(a)
Consumer Discretionary	$1,418,303,902	$4,240,031,950	$—
Consumer Staples	244,985,500	577,787,661	—
Energy	1,220,194,930	708,019,000	—
Financials	185,913,832	8,904,699,680	—
Health Care	2,478,837,739	3,035,174,312	—
Industrials	335,676,205	3,233,644,715	—
Information Technology	204,762,569	4,252,318,757	—
Materials	278,715,995	2,728,422,200	—
Telecommunication Services	2,621,603,905	801,600,258	—
Utilities	—	134,458,814	—
Preferred Stocks(a)
Consumer Discretionary	334,410,095	—	—
Energy	806,800,460	—	—
Materials	75,014,540	—	—
Short-term Investments
Money Market Fund	118,538,319	—	—
Repurchase Agreement	—	886,144,000	—

Total	$10,323,757,991	$29,502,301,347	$—

(a)

Transfers during the period between Level 1 and Level 2 relate to the use of systematic fair valuation. On days when systematic fair valuation is used, non-US$ denominated securities utilize Level 2 valuation inputs.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2010, the cost of investments for federal income tax purposes was $38,576,686,803. Net unrealized appreciation aggregated $1,249,372,535, of which $6,533,608,969 represented appreciated securities and $5,284,236,433 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the nine-month period ended September 30, 2010. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	25,306,443	3,000,000	(1,300,000)	27,006,443	$4,914,062		$421,689,304
Arkema (France)	6,608,245	—	(1,041,558)	5,566,687	3,699,397		285,329,543
Brother Industries, Ltd. (Japan)	23,101,000	—	(100,000)	23,001,000	4,872,004		284,764,095
Consorcio Ara SAB de CV (Mexico)	113,420,000	—	(65,704,400)	47,715,600	465,130		—	(c)
Corporacion Geo SAB de CV, Series B (Mexico)	47,605,400	—	(300,000)	47,305,400	—	(b)	135,440,901
Grupo Televisa SA ADR (Mexico)	30,430,592	—	(3,950,000)	26,480,592	—		—	(c)
Infineon Technologies AG (Germany)	103,886,576	—	(9,850,000)	94,036,576	—	(b)	653,211,928
Lafarge SA (France)	12,764,291	610,000	(600,000)	12,774,291	26,053,711		733,129,448
Lanxess AG (Germany)	8,729,784	—	(610,000)	8,119,784	4,396,461		445,657,181
Medipal Holdings Corp. (Japan)	12,426,600	—	(3,509,800)	8,916,800	1,980,377		—	(c)
Naspers, Ltd. (South Africa)	34,040,895	—	(1,710,000)	32,330,895	10,612,879		1,579,819,367
NGK Spark Plug Co., Ltd. (Japan)	16,250,000	—	(6,843,000)	9,407,000	1,938,516		—	(c)
Television Broadcasts, Ltd. (Hong Kong)	27,299,300	—	—	27,299,300	5,977,500		155,051,798
Unihair Co., Ltd (name changed from Aderans Holdings Co., Ltd) (Japan)	3,537,000	—	(100,000)	3,437,000	—	(b)	45,550,512
Wienerberger AG (Austria)	12,835,026	—	(500,000)	12,335,026	—	(b)	203,064,143
Yamaha Motor Co., Ltd. (Japan)	23,980,000	3,250,000	—	27,230,000	—	(b)	408,395,833

					$64,910,037		$5,351,104,053

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period.

Other. For more information please see the Fund’s most recent Prospectus and Semi-Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX BALANCED FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS: 72.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.6%
CONSUMER DURABLES & APPAREL: 1.8%
Panasonic Corp. ADR(b) (Japan)	7,642,228	$103,781,456
Sony Corp. ADR(b) (Japan)	4,915,900	151,999,628

		255,781,084
MEDIA: 8.3%
Comcast Corp., Class A	19,826,374	358,460,842
DIRECTV, Class A(a)	511,802	21,306,318
DISH Network Corp., Class A(a)	2,171,482	41,605,595
Interpublic Group of Companies, Inc.(a)	5,346,800	53,628,404
Liberty Global, Inc., Series A(a)	258,521	7,965,032
Liberty Global, Inc., Series C(a)	382,368	11,685,166
News Corp., Class A	20,067,300	262,078,938
Time Warner Cable, Inc.	3,041,783	164,225,864
Time Warner, Inc.	8,988,466	275,496,483

		1,196,452,642
RETAILING: 2.5%
CarMax, Inc.(a)	2,100,600	58,522,716
Home Depot, Inc.	4,296,692	136,119,203
Liberty Interactive, Series A(a)	7,939,750	108,853,972
Macy’s, Inc.	2,561,266	59,139,632

		362,635,523

		1,814,869,249
CONSUMER STAPLES: 1.4%
FOOD & STAPLES RETAILING: 1.2%
Wal-Mart Stores, Inc.	1,843,600	98,669,472
Walgreen Co.	2,298,939	77,014,457

		175,683,929
FOOD, BEVERAGE & TOBACCO: 0.2%
Diageo PLC ADR(b) (United Kingdom)	470,000	32,434,700

		208,118,629
ENERGY: 6.7%
Baker Hughes, Inc.	3,702,379	157,721,345
Chevron Corp.	2,295,579	186,056,678
Occidental Petroleum Corp.	2,944,600	230,562,180
Royal Dutch Shell PLC ADR(b) (United Kingdom)	480,127	28,226,666
Schlumberger, Ltd.	5,875,121	361,966,205

		964,533,074
FINANCIALS: 11.7%
BANKS: 4.2%
BB&T Corp.	3,116,484	75,044,935
HSBC Holdings PLC ADR(b) (United Kingdom)	1,720,561	87,043,181
SunTrust Banks, Inc.	2,262,396	58,437,688
U.S. Bancorp	2,442,600	52,809,012
Wells Fargo & Co.	13,527,506	339,946,226

		613,281,042

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 6.0%
Bank of New York Mellon Corp.	7,150,200	$186,834,726
Capital One Financial Corp.	9,132,659	361,196,663
Charles Schwab Corp.	7,300,000	101,470,000
Credit Suisse Group AG ADR(b) (Switzerland)	519,200	22,097,152
Goldman Sachs Group, Inc.	400,000	57,832,000
Legg Mason, Inc.	1,519,300	46,049,983
SLM Corp.(a)	7,910,100	91,361,655

		866,842,179
INSURANCE: 1.5%
AEGON NV(a),(b) (Netherlands)	13,601,751	81,474,489
Genworth Financial, Inc., Class A(a)	1,704,200	20,825,324
Loews Corp.	911,708	34,553,733
The Travelers Companies, Inc.	1,407,119	73,310,900

		210,164,446

		1,690,287,667
HEALTH CARE: 14.8%
HEALTH CARE EQUIPMENT & SERVICES: 2.4%
Boston Scientific Corp.(a)	18,638,300	114,252,779
CareFusion Corp.(a)	2,422,050	60,163,722
Covidien PLC(b) (Ireland)	1,468,700	59,027,053
Medtronic, Inc.	1,410,200	47,354,516
WellPoint, Inc.(a)	980,550	55,538,352

		336,336,422
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.4%
Amgen, Inc.(a)	4,899,400	270,005,934
Gilead Sciences, Inc.(a)	609,068	21,688,911
GlaxoSmithKline PLC ADR(b) (United Kingdom)	7,614,400	300,921,088
Merck & Co., Inc.	8,760,975	322,491,490
Novartis AG ADR(b) (Switzerland)	5,867,500	338,378,725
Pfizer, Inc.	16,320,517	280,223,277
Sanofi-Aventis ADR(b) (France)	7,796,700	259,240,275

		1,792,949,700

		2,129,286,122
INDUSTRIALS: 5.6%
CAPITAL GOODS: 3.2%
Eaton Corp.	770,771	63,580,900
General Electric Co.	20,084,600	326,374,750
Tyco International, Ltd.(b) (Switzerland)	2,035,434	74,761,491

		464,717,141
COMMERCIAL & PROFESSIONAL SERVICES: 0.6%
Dun & Bradstreet Corp.	271,800	20,151,252
Pitney Bowes, Inc.	3,072,350	65,686,843

		85,838,095

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 1.8%
FedEx Corp.	2,994,554	$256,034,367

		806,589,603
INFORMATION TECHNOLOGY: 15.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.8%
Maxim Integrated Products, Inc.	6,294,000	116,501,940

SOFTWARE & SERVICES: 5.9%
AOL, Inc.(a)	2,093,306	51,809,323
BMC Software, Inc.(a)	2,374,160	96,105,997
Cadence Design Systems, Inc.(a)	9,515,800	72,605,554
Computer Sciences Corp.	1,733,232	79,728,672
Compuware Corp.(a)	6,389,888	54,505,745
EBay, Inc.(a)	7,299,900	178,117,560
Electronic Arts, Inc.(a)	5,715,680	93,908,622
Symantec Corp.(a)	8,834,000	134,011,780
Synopsys, Inc.(a)	3,915,100	96,977,027

		857,770,280
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.1%
Hewlett-Packard Co.	11,323,512	476,380,150
Molex, Inc.	781,600	16,358,888
Molex, Inc., Class A	2,469,828	43,172,593
Motorola, Inc.(a)	35,043,700	298,922,761
Nokia Corp. ADR(b) (Finland)	6,640,260	66,601,808
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	6,072,200	66,612,034
Tyco Electronics, Ltd.(b) (Switzerland)	4,628,500	135,244,770
Xerox Corp.	19,745,150	204,362,303

		1,307,655,307

		2,281,927,527
MATERIALS: 1.8%
Cemex SAB de CV ADR(a),(b) (Mexico)	4,176,414	35,499,519
Domtar Corp.	487,491	31,482,169
Dow Chemical Co.	6,616,717	181,695,049
Vulcan Materials Co.	286,756	10,587,031

		259,263,768
TELECOMMUNICATION SERVICES: 2.4%
Sprint Nextel Corp.(a)	37,874,100	175,357,083
Vodafone Group PLC ADR(b) (United Kingdom)	7,156,698	177,557,677

		352,914,760

TOTAL COMMON STOCKS (Cost $10,473,581,282)		$10,507,790,399

FIXED INCOME SECURITIES: 25.3%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 1.9%
U.S. TREASURY: 0.5%
U.S. Treasury Note
1.25%, 11/30/10	$45,700,000	$45,778,558
0.875%, 2/28/11	20,360,000	20,417,252

		66,195,810
GOVERNMENT RELATED: 1.4%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	992,592	1,055,889
California Taxable General Obligation
5.45%, 4/1/15	14,510,000	15,630,172
7.50%, 4/1/34	28,825,000	31,361,024
5.65%, 4/1/39 (mandatory put 4/1/13)	4,960,000	5,332,248
7.55%, 4/1/39	43,350,000	47,143,559
7.30%, 10/1/39	17,000,000	17,993,650
7.625%, 3/1/40	5,500,000	6,049,340
Los Angeles Unified School District Taxable General Obligation 6.758%, 7/1/34	19,000,000	21,548,280
Small Business Administration — 504 Program
Series 96-20L, 6.70%, 12/1/16	1,003,005	1,087,548
Series 97-20F, 7.20%, 6/1/17	1,472,886	1,623,617
Series 97-20I, 6.90%, 9/1/17	1,796,157	1,978,549
Series 98-20D, 6.15%, 4/1/18	2,427,019	2,641,494
Series 98-20I, 6.00%, 9/1/18	1,488,040	1,627,318
Series 99-20F, 6.80%, 6/1/19	1,921,522	2,116,472
Series 00-20D, 7.47%, 4/1/20	5,326,590	5,885,693
Series 00-20E, 8.03%, 5/1/20	2,212,972	2,504,083
Series 00-20G, 7.39%, 7/1/20	3,206,227	3,574,634
Series 00-20I, 7.21%, 9/1/20	1,973,560	2,177,522
Series 01-20E, 6.34%, 5/1/21	6,544,232	7,156,011
Series 01-20G, 6.625%, 7/1/21	5,136,767	5,653,245
Series 03-20J, 4.92%, 10/1/23	13,969,863	15,093,184
Series 07-20F, 5.71%, 6/1/27	9,347,278	10,493,347

		209,726,879

		275,922,689
MORTGAGE-RELATED SECURITIES: 10.5%
FEDERAL AGENCY CMO & REMIC: 1.8%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.214%, 2/15/25	907,067	1,042,277
Trust 1995-2C 3A, 8.793%, 6/15/25	383,946	460,615
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	1,100,603	1,254,688
Trust 2002-33 A1, 7.00%, 6/25/32	3,444,095	3,930,573
Trust 2002-86, 6.00%, 8/25/32	12,134,148	12,904,116

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2005-W4 1A2, 6.50%, 8/25/35	$18,417,710	$20,771,724
Trust 2001-T7 A1, 7.50%, 2/25/41	3,246,846	3,600,955
Trust 2001-T4 A1, 7.50%, 7/25/41	2,973,739	3,501,577
Trust 2001-T8 A1, 7.50%, 7/25/41	3,624,799	4,132,271
Trust 2001-W3 A, 7.00%, 9/25/41	2,755,333	3,172,077
Trust 2001-T10 A2, 7.50%, 12/25/41	3,507,992	3,999,111
Trust 2002-W6 2A1, 6.889%, 6/25/42	3,222,163	3,666,141
Trust 2002-W8 A2, 7.00%, 6/25/42	3,801,167	4,414,105
Trust 2003-W2 1A1, 6.50%, 7/25/42	6,868,763	7,746,677
Trust 2003-W2 1A2, 7.00%, 7/25/42	2,861,175	3,322,539
Trust 2003-W4 4A, 7.50%, 10/25/42	4,074,041	4,714,002
Trust 2004-T1 1A2, 6.50%, 1/25/44	6,714,439	7,572,628
Trust 2004-W2 5A, 7.50%, 3/25/44	12,574,407	14,806,364
Trust 2004-W8 3A, 7.50%, 6/25/44	1,796,936	2,088,939
Trust 2009-11 MP, 7.00%, 3/25/49	58,160,773	64,123,753
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	2,233,700	2,360,391
Series 2430 UC, 6.00%, 9/15/16	824,156	827,646
Series 1078 GZ, 6.50%, 5/15/21	618,334	687,510
Series (GN) 16 PK, 7.00%, 8/25/23	7,278,823	8,025,236
Series T-48 1A4, 5.538%, 7/25/33	52,256,410	56,992,147
Series T-051 1A, 6.50%, 9/25/43	344,262	388,585
Series T-59 1A1, 6.50%, 10/25/43	20,826,409	23,507,809

		264,014,456
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 8.7%
Fannie Mae, 10 Year
6.00%, 1/1/12-4/1/12	3,357,018	3,494,747
Fannie Mae, 15 Year
6.00%, 7/1/16-3/1/22	37,837,900	40,982,234
6.50%, 1/1/13-11/1/18	56,180,838	60,475,706
7.00%, 7/1/11-11/1/18	4,131,721	4,465,511
7.50%, 9/1/15-8/1/17	20,316,264	22,056,255
Fannie Mae, 20 Year
6.50%, 1/1/22-10/1/26	14,127,931	15,455,373
Fannie Mae, 30 Year
5.50%, 5/1/33-8/1/37	232,352,857	249,718,123
6.00%, 9/1/36-1/1/39	269,737,835	292,768,891
6.50%, 12/1/28-11/1/37	175,195,302	193,063,547
7.00%, 4/1/37-8/1/37	54,556,538	60,829,183
Fannie Mae, Hybrid ARM
2.114%, 1/1/35	6,233,689	6,486,266
2.597%, 12/1/34	6,558,037	6,788,824
2.705%, 8/1/35	5,134,950	5,384,150
2.953%, 1/1/35	3,435,620	3,611,406
4.761%, 9/1/34	5,323,467	5,612,167
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	313,340	332,277
Pool 555162, 4.826%, 1/1/13	13,987,653	14,876,757
Pool 760762, 4.89%, 4/1/12	15,745,000	16,290,298
Pool 555316, 4.918%, 2/1/13	4,118,620	4,318,707
Pool 735387, 4.921%, 4/1/15	11,480,954	12,751,867
Pool 555148, 4.977%, 1/1/13	3,532,122	3,746,092

	PAR VALUE	VALUE
Pool 555806, 5.159%, 10/1/13	$2,242,001	$2,435,856
Pool 461628, 5.32%, 4/1/14	9,662,137	10,603,287
Pool 462086, 5.355%, 11/1/15	19,857,133	22,434,784
Pool 545316, 5.629%, 12/1/11	3,036,761	3,149,717
Pool 545685, 5.876%, 4/1/12	10,661,365	10,910,323
Pool 545387, 5.885%, 1/1/12	5,030,047	5,244,721
Pool 545258, 5.926%, 11/1/11	762,349	783,465
Freddie Mac, Hybrid ARM 2.836%, 5/1/34	8,078,888	8,496,733
Freddie Mac Gold, 15 Year
6.00%, 2/1/18	5,583,693	6,051,078
6.50%, 7/1/14-3/1/18	24,260,824	26,130,209
7.00%, 4/1/15	46,333	48,248
7.75%, 7/25/21	1,023,936	1,170,776
Freddie Mac Gold, 20 Year 6.50%, 10/1/26	24,127,883	26,385,244
Freddie Mac Gold, 30 Year
6.50%, 9/1/18-4/1/33	32,188,663	36,132,836
7.00%, 11/1/37-9/1/38	53,578,219	59,654,425
7.47%, 3/17/23	235,160	264,714
8.50%, 1/1/23	4,753	5,272
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	2,690,183	3,046,132
7.97%, 4/15/20-1/15/21	1,470,865	1,671,914

		1,248,128,115
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	2,219,707	2,416,035

		1,514,558,606
CORPORATE: 12.9%
FINANCIALS: 5.5%
Ally Financial, Inc. 6.875%, 9/15/11	99,905,000	103,027,031
American International Group, Inc. 8.25%, 8/15/18	28,335,000	33,010,275
Bank of America Corp.
5.30%, 3/15/17	41,040,000	42,238,819
7.625%, 6/1/19	6,000,000	7,115,112
8.00%, 12/15/26©	16,960,000	17,468,800
6.625%, 5/23/36©	33,500,000	34,267,227
Barclays PLC(b) (United Kingdom) 5.125%, 1/8/20	40,985,000	44,311,015
Boston Properties, Inc.
5.625%, 4/15/15	28,825,000	32,159,908
5.00%, 6/1/15	2,825,000	3,094,384
Capital One Financial Corp. 6.75%, 9/15/17	44,585,000	53,586,489
CIGNA Corp.
8.50%, 5/1/19	7,330,000	9,459,534
7.65%, 3/1/23	9,525,000	11,841,909

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
7.875%, 5/15/27	$12,675,000	$15,337,701
8.30%, 1/15/33	8,845,000	11,188,005
6.15%, 11/15/36	5,375,000	5,918,369
Citigroup, Inc.
4.75%, 5/19/15	10,045,000	10,568,274
6.125%, 11/21/17	58,380,000	63,771,335
General Electric Co. 5.50%, 1/8/20	32,095,000	35,108,977
Health Net, Inc. 6.375%, 6/1/17	18,250,000	18,067,500
HSBC Holdings PLC(b) (United Kingdom)
6.50%, 5/2/36	18,955,000	21,103,436
6.50%, 9/15/37	8,940,000	10,025,584
JPMorgan Chase & Co.(c)
8.75%, 9/1/30	27,542,000	33,357,245
5.85%, 8/1/35	5,820,000	5,657,744
SLM Corp. 8.45%, 6/15/18	39,255,000	39,650,062
Travelers Cos., Inc. 6.25%, 6/20/16	9,515,000	11,282,430
Unum Group
6.85%, 11/15/15(d)	9,970,000	11,121,455
7.19%, 2/1/28	8,305,000	7,934,256
7.25%, 3/15/28	11,855,000	12,635,545
6.75%, 12/15/28	11,368,000	11,205,131
WellPoint, Inc. 5.25%, 1/15/16	39,085,000	43,834,023
Wells Fargo & Co. 6.00%, 11/15/17	30,195,000	34,512,372

		793,859,947
INDUSTRIALS: 5.8%
Boston Scientific Corp.
5.45%, 6/15/14	18,940,000	20,104,128
6.25%, 11/15/15	1,055,000	1,132,799
6.40%, 6/15/16	21,405,000	23,268,562
Comcast Corp.
5.85%, 11/15/15	25,895,000	30,009,301
5.90%, 3/15/16	3,110,000	3,592,470
6.30%, 11/15/17	5,865,000	6,920,166
Cox Communications, Inc.
5.45%, 12/15/14	36,920,000	41,764,642
5.50%, 10/1/15	4,705,000	5,294,814
5.875%, 12/1/16(d)	24,570,000	28,348,694
Dillard’s, Inc.
7.85%, 10/1/12	13,680,000	14,535,000
7.13%, 8/1/18	10,586,000	10,347,815
7.875%, 1/1/23	8,660,000	8,205,350
7.75%, 7/15/26	50,000	45,750
7.75%, 5/15/27	540,000	488,700
7.00%, 12/1/28	15,135,000	13,243,125

	PAR VALUE	VALUE
Dow Chemical Co.
8.55%, 5/15/19	$27,420,000	$34,622,960
7.375%, 11/1/29	17,755,000	20,482,860
9.40%, 5/15/39	11,890,000	16,830,105
Ford Motor Credit Co.(g)
7.375%, 2/1/11	87,450,000	89,069,836
5.625%, 9/15/15	21,000,000	21,594,699
HCA, Inc.
7.875%, 2/1/11	7,828,000	7,906,280
6.95%, 5/1/12	48,940,000	50,408,200
6.30%, 10/1/12	8,210,000	8,333,150
6.25%, 2/15/13	18,390,000	18,711,825
6.75%, 7/15/13	4,600,000	4,692,000
Lafarge SA(b) (France)
5.50%, 7/9/15(d)	4,600,000	4,833,634
6.50%, 7/15/16	32,945,000	35,554,508
Liberty Media Corp.
8.50%, 7/15/29	9,462,000	9,130,830
8.25%, 2/1/30	7,291,000	7,035,815
Macy’s, Inc.
7.45%, 10/15/16	11,410,000	12,693,625
6.65%, 7/15/24	12,600,000	12,820,500
6.90%, 4/1/29	5,235,000	5,300,438
6.90%, 1/15/32	54,699,000	54,152,010
6.70%, 7/15/34	8,190,000	8,241,188
Nordstrom, Inc. 6.25%, 1/15/18	5,510,000	6,433,239
Reed Elsevier PLC(b) (United Kingdom) 8.625%, 1/15/19	22,475,000	29,569,054
Sprint Nextel Corp.
6.00%, 12/1/16	25,000,000	24,687,500
6.875%, 11/15/28	9,855,000	9,017,325
Time Warner Cable, Inc.
8.75%, 2/14/19	20,265,000	26,761,837
8.25%, 4/1/19	21,145,000	27,299,823
Time Warner, Inc.
7.625%, 4/15/31	39,450,000	48,911,688
7.70%, 5/1/32	13,055,000	16,313,789
Xerox Corp. 6.35%, 5/15/18	20,110,000	23,330,999

		842,041,033
TRANSPORTATION: 1.6%
Burlington Northern Santa Fe Corp.(g)
8.251%, 1/15/21	1,134,177	1,424,685
4.967%, 4/1/23	10,622,818	11,359,163
5.72%, 1/15/24	19,386,816	21,637,822
5.629%, 4/1/24	22,889,421	25,557,958
5.342%, 4/1/24	14,943,511	16,331,828
5.996%, 4/1/24	19,779,838	22,475,557

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
CSX Corp. 9.75%, 6/15/20	$5,231,000	$7,421,262
FedEx Corp.
7.375%, 1/15/14	8,795,000	10,361,636
8.00%, 1/15/19	6,965,000	9,042,652
6.72%, 7/15/23	14,252,896	16,192,534
Norfolk Southern Corp. 9.75%, 6/15/20	7,224,000	10,485,253
Union Pacific Corp.
6.33%, 1/2/20	22,409,840	25,412,443
5.866%, 7/2/30	33,191,040	39,251,392
6.176%, 1/2/31	11,493,038	13,501,988

		230,456,173

		1,866,357,153

TOTAL FIXED INCOME SECURITIES (Cost $3,381,567,753)		$3,656,838,448

SHORT-TERM INVESTMENTS: 1.8%
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	43,581,407	43,581,407

REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(f) 0.22%, 10/1/10, maturity value $210,652,287	210,651,000	210,651,000

TOTAL SHORT-TERM INVESTMENTS (Cost $254,232,407)		$254,232,407

TOTAL INVESTMENTS (Cost $14,109,381,442)	99.9%	$14,418,861,254
OTHER ASSETS LESS LIABILITIES	0.1%	10,638,131

NET ASSETS	100.0%	$14,429,499,385

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, all such securities in total represented $44,303,783 or 0.3% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Federal Home Loan Bank 0.00%-1.625%, 7/15/11-7/27/11. Total collateral value is $214,864,899.
(g)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note-short position	2,245	Dec 2010	$(282,975,234)	$(2,001,139)

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Treasury futures contracts are valued daily at the closing settlement price on the exchange. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2010:

Classification	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Common Stocks(a)	$10,507,790,399		$—	$—
Fixed Income Securities
U.S. Treasury	66,195,810		—	—
Government Related	—		209,726,879	—
Mortgage-related Securities	—		1,514,558,606	—
Corporate	—		1,866,357,153	—
Short-term Investments
Money Market Fund	43,581,407		—	—
Repurchase Agreement	—		210,651,000	—

Total Securities	$10,617,567,616		$3,801,293,638	$—

Other Financial Instruments
Futures Contracts	$(2,001,139	)(b)	$—	$—

(a)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Portfolio of Investments.
(b)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2010, the cost of investments for federal income tax purposes was $14,118,585,285. Net unrealized appreciation aggregated $300,275,969, of which $1,853,687,724 represented appreciated securities and $1,553,411,755 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Semi-Annual Report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INCOME FUND
PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES: 96.1%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 6.3%
U.S. TREASURY: 1.2%
U.S. Treasury Note
1.25%, 11/30/10	$150,000,000	$150,257,850
0.875%, 1/31/11	60,200,000	60,338,761
0.875%, 5/31/11	75,290,000	75,619,394

		286,216,005
GOVERNMENT RELATED: 5.1%
California Taxable General Obligation
5.25%, 4/1/14	35,700,000	38,024,784
6.20%, 3/1/19	6,435,000	7,087,445
6.20%, 10/1/19	20,285,000	22,458,943
7.50%, 4/1/34	129,370,000	140,751,973
5.65%, 4/1/39 (mandatory put 4/1/13)	18,710,000	20,114,185
7.55%, 4/1/39	251,338,000	273,332,588
7.30%, 10/1/39	108,075,000	114,391,984
7.625%, 3/1/40	55,395,000	60,927,853
Los Angeles Unified School District Taxable General Obligation 6.758%, 7/1/34	103,660,000	117,562,879
Small Business Administration — 504 Program
Series 91-20K, 8.25%, 11/1/11	56,685	57,768
Series 92-20B, 8.10%, 2/1/12	86,767	89,469
Series 92-20C, 8.20%, 3/1/12	127,260	131,741
Series 92-20D, 8.20%, 4/1/12	46,902	47,717
Series 92-20G, 7.60%, 7/1/12	311,513	318,625
Series 92-20H, 7.40%, 8/1/12	176,083	181,517
Series 92-20I, 7.05%, 9/1/12	154,900	160,003
Series 92-20J, 7.00%, 10/1/12	322,511	328,374
Series 92-20K, 7.55%, 11/1/12	404,295	413,242
Series 92-20L, 7.45%, 12/1/12	153,392	157,357
Series 93-20B, 7.00%, 2/1/13	242,642	256,268
Series 93-20C, 6.50%, 3/1/13	929,134	959,837
Series 93-20D, 6.75%, 4/1/13	200,142	204,135
Series 93-20E, 6.55%, 5/1/13	1,208,250	1,236,434
Series 93-20F, 6.65%, 6/1/13	469,250	481,717
Series 93-20L, 6.30%, 12/1/13	673,681	692,467
Series 94-20A, 6.50%, 1/1/14	692,533	712,318
Series 94-20D, 7.70%, 4/1/14	214,679	219,552
Series 94-20E, 7.75%, 5/1/14	888,163	928,599
Series 94-20F, 7.60%, 6/1/14	429,929	443,463
Series 94-20G, 8.00%, 7/1/14	341,110	362,865
Series 94-20H, 7.95%, 8/1/14	239,330	249,487
Series 94-20I, 7.85%, 9/1/14	275,264	288,064
Series 94-20K, 8.65%, 11/1/14	322,298	330,612
Series 94-20L, 8.40%, 12/1/14	243,277	252,439
Series 95-20A, 8.50%, 1/1/15	87,505	91,407
Series 95-20C, 8.10%, 3/1/15	213,911	226,214
Series 97-20E, 7.30%, 5/1/17	567,611	620,900

	PAR VALUE	VALUE
Series 97-20H, 6.80%, 8/1/17	$36,308	$39,857
Series 97-20J, 6.55%, 10/1/17	872,919	950,930
Series 98-20B, 6.15%, 2/1/18	32,292	35,291
Series 98-20C, 6.35%, 3/1/18	3,318,048	3,641,344
Series 98-20H, 6.15%, 8/1/18	1,218,823	1,334,160
Series 98-20L, 5.80%, 12/1/18	930,783	1,007,222
Series 99-20C, 6.30%, 3/1/19	957,406	1,048,691
Series 99-20E, 6.30%, 5/1/19	22,311	24,598
Series 99-20G, 7.00%, 7/1/19	2,257,010	2,495,119
Series 99-20I, 7.30%, 9/1/19	624,429	694,481
Series 00-20G, 7.39%, 7/1/20	34,013	37,922
Series 01-20G, 6.625%, 7/1/21	6,194,100	6,816,888
Series 01-20L, 5.78%, 12/1/21	16,753,922	18,380,711
Series 02-20A, 6.14%, 1/1/22	112,597	125,033
Series 02-20L, 5.10%, 12/1/22	4,549,981	4,917,353
Series 04-20L, 4.87%, 12/1/24	5,235,920	5,762,738
Series 05-20B, 4.625%, 2/1/25	7,086,666	7,643,708
Series 05-20E, 4.84%, 5/1/25	14,408,684	15,648,830
Series 05-20G, 4.75%, 7/1/25	12,623,240	13,727,392
Series 05-20H, 5.11%, 8/1/25	153,731	168,380
Series 05-20I, 4.76%, 9/1/25	13,911,852	15,097,332
Series 06-20A, 5.21%, 1/1/26	15,160,504	16,545,419
Series 06-20B, 5.35%, 2/1/26	4,464,095	4,934,644
Series 06-20C, 5.57%, 3/1/26	21,517,256	24,043,360
Series 06-20G, 6.07%, 7/1/26	38,485,685	43,200,089
Series 06-20J, 5.37%, 10/1/26	13,365,866	14,835,627
Series 06-20L, 5.12%, 12/1/26	10,167,387	11,217,349
Series 07-20A, 5.32%, 1/1/27	20,322,963	22,566,632
Series 07-20C, 5.23%, 3/1/27	31,646,684	35,003,841
Series 07-20D, 5.32%, 4/1/27	33,911,468	37,703,201
Series 07-20G, 5.82%, 7/1/27	22,361,728	24,862,187

		1,139,605,554

		1,425,821,559
MORTGAGE-RELATED SECURITIES: 42.4%
FEDERAL AGENCY CMO & REMIC: 1.6%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	273,116	332,044
Trust 1997-2Z, 7.50%, 6/15/27	21,197,690	24,781,425
Trust 1998-1 1A, 8.196%, 3/15/28	676,426	788,459
Fannie Mae
Trust 1998-58 PX, 6.50%, 9/25/28	1,585,222	1,755,632
Trust 1998-58 PC, 6.50%, 10/25/28	9,136,541	10,150,838
Trust 2001 T-5 A2, 7.00%, 2/19/30	84,600	95,492
Trust 2001-69 PQ, 6.00%, 12/25/31	12,542,349	13,814,175
Trust 2002-33 A1, 7.00%, 6/25/32	4,124,337	4,706,899
Trust 2008-24 GD, 6.50%, 3/25/37	19,154,067	21,105,102
Trust 2001-T3 A1, 7.50%, 11/25/40	155,181	174,052
Trust 2001-T7 A1, 7.50%, 2/25/41	46,384	51,442
Trust 2001-T4 A1, 7.50%, 7/25/41	3,433,848	4,043,356
Trust 2001-T10 A1, 7.00%, 12/25/41	5,475,698	6,358,654
Trust 2002-T12 A3, 7.50%, 5/25/42	83,713	95,223

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2002-90 A1, 6.50%, 6/25/42	$7,349,346	$8,288,685
Trust 2002-W6 2A1, 6.889%, 6/25/42	5,751,819	6,544,356
Trust 2002-W8 A2, 7.00%, 6/25/42	3,056,750	3,549,651
Trust 2003-W2 1A2, 7.00%, 7/25/42	18,495,540	21,477,946
Trust 2003-W4 3A, 7.00%, 10/25/42	5,704,516	6,567,324
Trust 2003-07 A1, 6.50%, 12/25/42	7,247,362	8,173,666
Trust 2003-W1 1A1, 6.50%, 12/25/42	11,703,361	13,199,196
Trust 2003-W1 2A, 7.399%, 12/25/42	5,388,235	6,344,647
Trust 2004-T1 1A2, 6.50%, 1/25/44	115,119	129,832
Trust 2004-W2 5A, 7.50%, 3/25/44	20,465,017	24,097,557
Trust 2004-W8 3A, 7.50%, 6/25/44	13,044,559	15,164,300
Trust 2005-W1 1A3, 7.00%, 10/25/44	13,239,526	15,374,399
Trust 2001-79 BA, 7.00%, 3/25/45	1,527,938	1,713,201
Trust 2006-W1 1A1, 6.50%, 12/25/45	1,543,509	1,740,789
Trust 2006-W1 1A2, 7.00%, 12/25/45	10,624,899	12,338,164
Trust 2006-W1 1A3, 7.50%, 12/25/45	167,410	200,082
Trust 2006-W1 1A4, 8.00%, 12/25/45	12,294,944	14,615,615
Trust 2007-W10 1A, 6.162%, 8/25/47	62,147,735	67,682,767
Trust 2007-W10 2A, 6.159%, 8/25/47	16,842,312	18,342,330
Freddie Mac
Series 2632 NH, 3.50%, 6/15/13	89,171	89,762
Series 3312 AB, 6.50%, 6/15/32	18,200,401	19,633,861
Series T-48 1A, 6.704%, 7/25/33	5,320,188	6,161,443

		359,682,366
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 40.7%
Fannie Mae, 10 Year 6.00%, 11/1/16	7,757,173	8,488,891
Fannie Mae, 15 Year
5.50%, 4/1/16-12/1/24	1,322,345,738	1,427,303,815
6.00%, 7/1/16-3/1/23	573,490,363	621,428,512
6.50%, 11/1/12-12/1/19	80,135,085	86,761,963
7.00%, 12/1/11-11/1/17	123,217	132,482
7.50%, 11/1/14-8/1/17	6,997,492	7,588,724
8.00%, 2/1/13	2,348	2,460
Fannie Mae, 20 Year
6.00%, 2/1/28	32,766,710	35,358,980
6.50%, 4/1/19-10/1/24	32,123,835	35,127,153
Fannie Mae, 30 Year
5.50%, 2/1/33-8/1/37	1,004,724,652	1,080,124,597
6.00%, 11/1/28-9/1/39	2,050,703,855	2,222,763,539
6.50%, 12/1/32-12/1/38	824,191,194	902,056,772
7.00%, 4/1/32-12/1/37	660,652,061	736,653,899
8.00%, 11/1/11-1/1/12	31,617	32,750
Fannie Mae, Hybrid ARM
2.258%, 4/1/35	10,237,050	10,612,632
2.474%, 9/1/34	8,414,284	8,708,994
2.484%, 7/1/35	6,237,608	6,470,235
2.488%, 7/1/35	7,135,860	7,398,962
2.525%, 8/1/34	2,400,212	2,515,904
2.592%, 8/1/35	9,576,707	9,958,808
2.627%, 6/1/35	4,270,233	4,463,436
2.634%, 8/1/35	23,878,767	24,741,422

	PAR VALUE	VALUE
2.697%, 7/1/35	$6,063,039	$6,342,940
2.745%, 12/1/36	11,894,304	12,463,065
2.802%, 10/1/34	9,081,453	9,423,316
2.956%, 10/1/33	8,150,304	8,436,419
3.174%, 11/1/36	9,293,239	9,751,880
3.50%, 1/1/36	14,492,818	15,174,543
3.639%, 7/1/34	8,121,299	8,431,689
3.729%, 9/1/35	11,154,120	11,705,354
3.90%, 10/1/35	11,544,527	12,121,133
3.941%, 11/1/35	7,388,392	7,750,954
4.232%, 1/1/35	9,231,173	9,483,236
4.282%, 1/1/36	14,469,327	15,120,214
4.437%, 10/1/35	8,459,506	8,866,896
4.47%, 8/1/34	9,686,395	10,146,109
4.496%, 1/1/35	5,413,594	5,661,399
4.835%, 12/1/35	8,703,587	9,193,843
5.089%, 7/1/35	8,708,778	9,242,398
5.217%, 1/1/37	13,134,175	13,878,678
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	15,017,201
Pool 555162, 4.826%, 1/1/13	14,076,269	14,971,005
Pool 555191, 4.856%, 2/1/13	13,906,486	14,830,208
Pool 555317, 4.862%, 4/1/13	26,919	28,769
Pool 555806, 5.159%, 10/1/13	82,480	89,612
Pool 545892, 5.235%, 10/1/12	41,661,780	44,126,146
Pool 462084, 5.275%, 11/1/15	59,534	66,614
Pool 888559, 5.424%, 6/1/17	36,173,337	40,350,899
Pool 888381, 5.506%, 4/1/17	87,424	99,479
Pool 888015, 5.546%, 11/1/16	47,374,389	53,741,352
Pool 555172, 5.678%, 12/1/12	2,436,439	2,552,134
Pool 545987, 5.835%, 9/1/12	18,309,230	19,536,849
Pool 545685, 5.876%, 4/1/12	10,394,581	10,637,310
Pool 545210, 5.912%, 10/1/11	158,084	161,827
Pool 545258, 5.926%, 11/1/11	40,124	41,235
Pool 545708, 6.062%, 5/1/12	1,723,388	1,797,763
Pool 545547, 6.078%, 3/1/12	11,259,094	11,769,267
Pool 545527, 6.112%, 2/1/12	8,316,892	8,720,195
Pool 545209, 6.13%, 10/1/11	22,799,125	23,522,392
Pool 545059, 6.224%, 5/1/11	14,638,685	14,758,253
Pool 545179, 6.253%, 9/1/11	14,494,020	14,799,962
Pool 535621, 7.017%, 12/1/10	6,647	6,706
Freddie Mac, 30 Year 6.50%, 10/1/37	349,483	381,110
Freddie Mac, Hybrid ARM
2.50%, 4/1/35	3,767,471	3,908,100
2.844%, 1/1/35	8,088,708	8,487,247
2.849%, 8/1/35	6,686,436	7,001,045
2.86%, 3/1/35	4,815,081	5,062,271
3.016%, 8/1/34	4,499,496	4,749,745
3.072%, 8/1/35	8,947,383	9,406,326
3.084%, 9/1/33	28,669,834	30,071,683
3.137%, 4/1/36	15,632,546	16,437,513

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
3.281%, 9/1/35	$15,481,210	$16,234,327
3.987%, 10/1/35	10,144,192	10,567,789
4.50%, 1/1/36	11,505,668	11,994,500
4.794%, 2/1/34	23,227,283	24,234,717
4.82%, 2/1/35	5,206,115	5,440,672
5.062%, 1/1/36	31,533,260	32,785,066
5.157%, 5/1/37	15,274,244	16,221,389
5.311%, 1/1/37	13,429,897	14,224,708
5.321%, 7/1/37	39,803,024	42,351,211
5.445%, 8/1/36	10,364,409	10,933,733
5.448%, 3/1/37	19,473,930	20,717,910
5.496%, 4/1/37	29,410,453	31,360,321
5.87%, 1/1/36	6,821,655	7,124,956
Freddie Mac Gold, 10 Year 6.00%, 9/1/16	3,587,145	3,887,408
Freddie Mac Gold, 15 Year
5.50%, 10/1/16-12/1/24	83,210,025	90,152,258
6.00%, 8/1/16-11/1/23	178,509,546	193,617,414
6.50%, 2/1/11-9/1/18	27,490,249	29,685,229
7.00%, 12/1/11-3/1/12	65,873	66,558
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	36,219,131	38,982,844
6.00%, 7/1/25-12/1/27	193,587,885	209,302,683
6.50%, 7/1/21-10/1/26	20,223,152	22,128,046
Freddie Mac Gold, 30 Year
5.50%, 3/1/34-7/1/35	152,260,816	163,391,347
6.00%, 2/1/33-6/1/38	48,845,803	52,904,326
6.50%, 5/1/17-10/1/38	226,351,630	247,345,799
7.00%, 4/1/31-11/1/38	33,816,468	37,854,787
7.90%, 2/17/21	1,539,344	1,733,623
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,215,746	1,379,626
7.50%, 9/15/17-5/15/25	4,146,455	4,688,686
7.80%, 6/15/20-1/15/21	1,149,856	1,300,260
8.00%, 9/15/20	22,841	25,116

		9,141,656,523
PRIVATE LABEL CMO & REMIC SECURITIES: 0.1%
GSMPS Mortgage Loan Trust Series 2004-4 1A4, 8.50%, 6/25/34(b)	8,831,025	8,982,566

		9,510,321,455
ASSET-BACKED SECURITIES: 0.2%
STUDENT LOAN: 0.2%
SLM Student Loan Trust
Series 2008-3 A1, 0.998%, 1/25/14	5,517,413	5,530,829
Series 2007-8 A1, 0.728%, 7/27/15	1,706,618	1,707,550
Series 2006-8 A2, 0.498%, 10/25/16	5,194,848	5,193,328
Series 2005-2 A4, 0.578%, 4/25/17	15,266,077	15,223,691
Series 2007-3 A2, 0.508%, 10/25/17	9,805,453	9,743,344

		37,398,742

	PAR VALUE	VALUE
CORPORATE: 47.2%
FINANCIALS: 19.3%
Ally Financial, Inc.
6.875%, 9/15/11	$529,408,000	$545,952,000
6.875%, 8/28/12	42,295,000	44,145,406
8.00%, 11/1/31	31,191,000	33,452,347
American International Group, Inc. 8.25%, 8/15/18	79,025,000	92,064,125
Bank of America Corp.
7.375%, 5/15/14	74,285,000	85,379,688
5.30%, 3/15/17	105,000,000	108,067,155
7.625%, 6/1/19	175,621,000	208,260,514
5.625%, 7/1/20	80,990,000	85,582,052
8.00%, 12/15/26(a)	15,070,000	15,522,100
5.625%, 3/8/35(a)	21,450,000	20,082,563
6.625%, 5/23/36(a)	75,395,000	77,121,718
Barclays PLC(c) (United Kingdom) 5.125%, 1/8/20	256,465,000	277,277,648
Boston Properties, Inc.
6.25%, 1/15/13	74,693,000	82,191,878
5.625%, 4/15/15	35,485,000	39,590,437
5.00%, 6/1/15	17,569,000	19,244,327
5.875%, 10/15/19	35,260,000	39,396,104
5.625%, 11/15/20	53,115,000	58,289,623
2.875%, 2/15/37	27,300,000	27,573,000
Capital One Financial Corp.
7.375%, 5/23/14	44,855,000	52,361,574
6.75%, 9/15/17	189,750,000	228,059,576
CIGNA Corp.
7.00%, 1/15/11	13,710,000	13,937,038
6.375%, 10/15/11	28,790,000	30,295,659
8.50%, 5/1/19	70,061,000	90,415,332
7.65%, 3/1/23	6,097,000	7,580,065
7.875%, 5/15/27	29,440,000	35,624,608
8.30%, 1/15/33	7,750,000	9,802,944
6.15%, 11/15/36	61,920,000	68,179,617
Citigroup, Inc.
4.75%, 5/19/15	41,700,000	43,872,278
6.125%, 11/21/17	168,248,000	183,785,535
2.076%, 5/15/18	167,970,000	161,055,515
7.875%, 10/30/40(a)	917,500	22,937,500
General Electric Co.
5.90%, 5/13/14	29,340,000	33,230,601
5.50%, 1/8/20	134,105,000	146,698,532
Health Net, Inc. 6.375%, 6/1/17	63,900,000	63,261,000
HSBC Holdings PLC(c) (United Kingdom)
9.30%, 6/1/21	100,000	129,277
6.50%, 5/2/36	73,940,000	82,320,655
6.50%, 9/15/37	91,616,000	102,740,931

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
JPMorgan Chase & Co.
4.95%, 3/25/20	$46,340,000	$49,424,993
8.75%, 9/1/30(a)	41,773,000	50,592,993
5.875%, 3/15/35(a)	16,935,000	16,520,567
5.85%, 8/1/35(a)	22,090,000	21,474,153
6.80%, 10/1/37(a)	28,253,000	28,716,716
Liberty Mutual Group, Inc. 7.25%, 9/1/12(b)	18,215,000	19,494,403
SLM Corp.
8.45%, 6/15/18	145,954,000	147,422,881
8.00%, 3/25/20	86,445,000	85,781,794
Travelers Cos., Inc.
5.00%, 3/15/13	17,118,000	18,665,450
5.50%, 12/1/15	14,312,000	16,328,174
6.25%, 6/20/16	44,420,000	52,671,104
5.75%, 12/15/17	36,090,000	41,421,540
Unum Group
7.625%, 3/1/11	11,531,000	11,808,782
6.85%, 11/15/15(b)	21,180,000	23,626,121
7.19%, 2/1/28	11,640,000	11,120,379
7.25%, 3/15/28	25,730,000	27,424,089
6.75%, 12/15/28	8,027,000	7,911,997
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	8,157,762
5.00%, 12/15/14	15,750,000	17,500,565
5.25%, 1/15/16	138,808,000	155,673,866
5.875%, 6/15/17	16,511,000	19,028,828
7.00%, 2/15/19	70,928,000	86,369,735
Wells Fargo & Co.
2.236%, 5/1/13	34,575,000	35,580,476
6.00%, 11/15/17	80,000,000	91,438,640
5.625%, 12/11/17	15,000	17,085
5.75%, 2/1/18	36,285,000	41,349,660

		4,321,003,675
INDUSTRIALS: 24.7%
AT&T, Inc. 8.00%, 11/15/31	160,190,000	214,286,163
BHP Billiton, Ltd.(c) (Australia) 5.50%, 4/1/14	49,875,000	56,121,395
Boston Scientific Corp.
5.45%, 6/15/14	71,258,000	75,637,802
6.25%, 11/15/15	15,000,000	16,106,145
6.40%, 6/15/16	112,049,000	121,804,210
6.00%, 1/15/20	15,965,000	17,027,295
Comcast Corp.
5.30%, 1/15/14	14,680,000	16,403,872
5.85%, 11/15/15	25,085,000	29,070,605
5.90%, 3/15/16	41,965,000	48,475,240
6.50%, 1/15/17	42,070,000	50,046,346
6.30%, 11/15/17	16,445,000	19,403,603
5.875%, 2/15/18	58,260,000	67,221,087
6.45%, 3/15/37	3,120,000	3,465,927
6.95%, 8/15/37	10,674,000	12,516,226

	PAR VALUE	VALUE
Covidien PLC(c) (Ireland) 6.00%, 10/15/17	$32,790,000	$38,987,933
Cox Communications, Inc.
5.45%, 12/15/14	67,154,000	75,965,948
5.50%, 10/1/15	50,000	56,268
5.875%, 12/1/16(b)	78,490,000	90,561,213
9.375%, 1/15/19(b)	140,264,000	189,855,039
8.375%, 3/1/39(b)	57,080,000	76,625,505
Dillard’s, Inc.
7.85%, 10/1/12	1,900,000	2,018,750
7.13%, 8/1/18	24,015,000	23,474,662
7.75%, 7/15/26	21,666,000	19,824,390
7.75%, 5/15/27	13,013,000	11,776,765
7.00%, 12/1/28	28,950,000	25,331,250
Dow Chemical Co.
8.55%, 5/15/19	162,636,000	205,358,851
7.375%, 11/1/29	49,084,000	56,625,217
9.40%, 5/15/39	44,190,000	62,550,238
Ford Motor Credit Co.(e)
7.375%, 2/1/11	219,898,000	223,971,171
7.25%, 10/25/11	268,175,000	281,511,343
7.80%, 6/1/12	525,000	558,346
5.625%, 9/15/15	152,050,000	156,355,904
General Electric Co. 5.00%, 2/1/13	31,739,000	34,466,777
HCA, Inc.
7.875%, 2/1/11	49,550,000	50,045,500
6.95%, 5/1/12	152,243,000	156,810,290
6.30%, 10/1/12	30,147,000	30,599,205
6.25%, 2/15/13	69,665,000	70,884,137
6.75%, 7/15/13	35,102,000	35,804,040
5.75%, 3/15/14	50,121,000	49,431,836
6.50%, 2/15/16	61,575,000	61,575,000
Hewlett-Packard Co. 6.125%, 3/1/14	116,875,000	135,062,971
Lafarge SA(c) (France)
5.50%, 7/9/15(b)	124,700,000	131,033,513
6.50%, 7/15/16	103,151,000	111,321,384
Liberty Media Corp.
8.50%, 7/15/29	12,099,000	11,675,535
8.25%, 2/1/30	29,472,000	28,440,480
Macy’s, Inc.
8.00%, 7/15/12	11,872,000	13,059,200
7.625%, 8/15/13	7,155,000	7,959,937
8.375%, 7/15/15	75,935,000	86,945,575
5.90%, 12/1/16	33,309,000	35,474,085
6.65%, 7/15/24	27,526,000	28,007,705
7.00%, 2/15/28	39,040,000	40,601,600
6.70%, 9/15/28	23,175,000	22,827,375
6.90%, 4/1/29	49,119,000	49,732,987
6.90%, 1/15/32	53,920,000	53,380,800
6.70%, 7/15/34	86,032,000	86,569,700
6.375%, 3/15/37	26,705,000	26,437,950

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Nordstrom, Inc.
6.75%, 6/1/14	$44,300,000	$51,939,579
6.25%, 1/15/18	16,835,000	19,655,822
6.95%, 3/15/28	12,720,000	14,787,064
Pfizer, Inc.
5.50%, 2/1/14	110,940,000	125,900,148
5.50%, 2/15/16	55,525,000	64,961,585
5.45%, 4/1/17	63,508,000	73,980,469
6.20%, 3/15/19	36,008,000	44,335,030
Reed Elsevier PLC(c) (United Kingdom)
7.75%, 1/15/14	6,300,000	7,365,242
8.625%, 1/15/19	112,845,000	148,463,621
Roche Holding AG(c) (Switzerland) 6.00%, 3/1/19(b)	18,040,000	21,854,811
Sprint Nextel Corp.
6.00%, 12/1/16	120,865,000	119,354,187
6.90%, 5/1/19	26,195,000	26,325,975
6.875%, 11/15/28	24,335,000	22,266,525
Time Warner Cable, Inc.
8.75%, 2/14/19	81,879,000	108,128,916
8.25%, 4/1/19	139,366,000	179,932,237
Time Warner, Inc.
7.625%, 4/15/31	188,643,000	233,887,137
7.70%, 5/1/32	161,698,000	202,061,055
Xerox Corp.
8.25%, 5/15/14	36,000,000	43,162,920
6.40%, 3/15/16	72,481,000	84,389,411
7.20%, 4/1/16	25,741,000	30,239,265
6.75%, 2/1/17	63,929,000	74,956,625
6.35%, 5/15/18	109,312,000	126,820,394
5.625%, 12/15/19	68,622,000	76,806,615

		5,548,716,924
TRANSPORTATION: 3.2%
Burlington Northern Santa Fe Corp.(e)
4.30%, 7/1/13	7,883,000	8,489,431
4.875%, 1/15/15	13,285,000	14,779,589
4.70%, 10/1/19	77,795,000	85,444,816
7.57%, 1/2/21	19,423,845	23,696,508
8.251%, 1/15/21	6,395,597	8,033,765
4.967%, 4/1/23	28,029	29,971
5.72%, 1/15/24	24,057,947	26,851,320
5.629%, 4/1/24	34,948,799	39,023,265
5.342%, 4/1/24	8,297,825	9,068,729
5.996%, 4/1/24	44,092,875	50,102,126
Consolidated Rail Corp. 6.76%, 5/25/15	90,876	98,543
CSX Corp.
8.375%, 10/15/14	46,067	54,985
9.75%, 6/15/20	10,272,000	14,572,969
6.251%, 1/15/23	20,384,917	23,648,807

	PAR VALUE	VALUE
FedEx Corp.
7.375%, 1/15/14	$22,740,000	$26,790,631
8.00%, 1/15/19	18,610,000	24,161,344
6.72%, 7/15/23	21,205,285	24,091,055
7.65%, 7/15/24	2,556,053	3,064,059
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	37,670,583
9.75%, 6/15/20	14,188,000	20,593,130
Union Pacific Corp.
5.375%, 5/1/14	22,886,000	25,724,848
4.875%, 1/15/15	10,764,000	11,955,758
6.85%, 1/2/19	6,172,035	7,057,492
7.875%, 1/15/19	13,425,000	17,535,534
6.70%, 2/23/19	6,502,994	7,589,971
7.60%, 1/2/20	1,444,657	1,772,232
6.125%, 2/15/20	47,890,000	57,551,712
6.061%, 1/17/23	14,930,576	16,637,699
4.698%, 1/2/24	5,413,467	5,630,006
5.082%, 1/2/29	10,278,425	11,160,376
5.866%, 7/2/30	56,318,223	66,601,367
6.176%, 1/2/31	40,360,418	47,415,305

		716,897,926

		10,586,618,525

TOTAL FIXED INCOME SECURITIES (Cost $20,052,657,676)		$21,560,160,281

PORTFOLIO OF INVESTMENTS (unaudited)	September 30, 2010

	PAR VALUE	VALUE

SHORT-TERM INVESTMENTS: 2.8%
COMMERCIAL PAPER: 0.2%
Reed Elsevier PLC(c) (United Kingdom) 10/18/10(b)	50,000,000	49,991,736

MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	67,377,873	67,377,873

REPURCHASE AGREEMENT: 2.3%
Fixed Income Clearing Corporation(d) 0.22%, 10/1/10, maturity value $515,057,148	515,054,000	515,054,000

TOTAL SHORT-TERM INVESTMENTS (Cost $632,423,609)		$632,423,609

TOTAL INVESTMENTS (Cost $20,685,081,285)	98.9%	$22,192,583,890
OTHER ASSETS LESS LIABILITIES	1.1%	254,047,869

NET ASSETS	100.0%	$22,446,631,759

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2010, all such securities in total represented $612,024,907 or 2.7% of net assets. These securities have been deemed liquid by Dodge & Cox, investment manager, pursuant to procedures approved by the Fund’s Board of Trustees.

(c)	Security denominated in U.S. dollars
(d)

Repurchase agreement is collateralized by Federal Farm Credit Bank 0.45%, 7/1/11; Federal Home Loan Bank 0.00%-0.50%, 6/30/11-7/15/11; and Freddie Mac 0.00%, 6/21/11. Total collateral value is $525,359,991.

(e)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

Treasury Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Depreciation
10 Year U.S. Treasury Note-short position	8,557	Dec 2010	$(1,078,583,109)	$(7,625,022)

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Treasury futures contracts are valued daily at the closing settlement price on the exchange. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s holdings as of September 30, 2010:

Classification	LEVEL 1 (Quoted Prices)		LEVEL 2 (Other Significant Observable Inputs)	LEVEL 3 (Significant Unobservable Inputs)
Securities
Fixed Income Securities
U.S. Treasury	$286,216,005		$—	$—
Government Related	—		1,139,605,554	—
Mortgage-related Securities	—		9,510,321,455	—
Asset-backed Securities	—		37,398,742	—
Corporate	—		10,586,618,525	—
Short-term Investments
Commercial Paper	—		49,991,736	—
Money Market Fund	67,377,873		—	—
Repurchase Agreement	—		515,054,000	—

Total	$353,593,878		$21,838,990,012	$—

Other Financial Instruments
Treasury Futures Contracts	$(7,625,022	)(a)	$—	$—

(a)	Represents unrealized depreciation on futures contracts.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At September 30, 2010, the cost of investments for federal income tax purposes was $20,685,081,894. Net unrealized appreciation aggregated $1,507,501,996, of which $1,519,379,370 represented appreciated securities and $11,877,374 represented depreciated securities.

Other. For more information please see the Fund’s most recent Prospectus and Semi-Annual Report on the Fund’s website www.dodgeandcox.com.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant‘s principal executive officer and principal financial officer are aware of no changes in the registrant‘s internal control over financial reporting that occurred during the registrant‘s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

Date: November 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

By	/s/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date: November 18, 2010